Tax - Disclosure of tax (credited)/charged to the consolidated statement of comprehensive income and equity (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Current tax:
Share-based payments	£ (2)	£ (1)	£ 0
Deferred tax:
Investments at fair value through other comprehensive income	1	(1)	0
Cash flow hedges, cost of hedging and own credit reserve	56	(7)	(12)
Remeasurements of pension assets and post-retirement benefit obligations	(50)	(344)	493
Share-based payments	0	1	(4)
Tax charged/(credited) to other comprehensive income and equity	5	(352)	477
Total tax recognised in the statements of comprehensive income from continuing operations	7	(352)	481
Total tax relating to share-based payments recognised directly in equity from continuing operations	£ (2)	£ 0	£ (4)